Property, Plant, and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant, and Equipment
The estimated useful lives of property and equipment are principally as follows:

Asset	Useful Life
Buildings	39 years
Leasehold Improvements	Shorter of the estimated useful life or lease term
Aircraft	20 years
Machinery & equipment	5 to 7 years
IT software and equipment	3 to 5 years
As of December 31, 2019 and 2018, property, plant, and equipment, net consists of the following :

	As of December 31,
	2019	2018
	(In thousands)
Buildings	$9,142	$9,142
Leasehold improvements	20,048	16,570
Aircraft	320	320
Machinery and equipment	33,608	22,114
IT software and equipment	17,151	13,602
Construction in progress	3,674	620
	83,943	62,368
Less accumulated depreciation and amortization	(34,610)	(28,154)
Property, plant, and equipment, net	$49,333	$34,214